Property and Equipment (Tables)	12 Months Ended
Feb. 02, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consist of the following:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Buildings and building improvements	$14,176	$13,919
Leasehold improvements	330,641	288,555
Furniture, fixtures and equipment	117,194	93,693
Games	88,310	73,094
Construction in progress	33,111	7,435

Total cost	583,432	476,696
Accumulated depreciation	(195,339)	(139,457)

Property and equipment, net	$388,093	$337,239